Cover - USD ($)	12 Months Ended
	Dec. 31, 2024	Feb. 28, 2025	Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	10-K
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding		5,455,999
Entity Public Float			$ 131,635,297
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-27205
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address Postal Zip Code	28658
City Area Code	828
Icfr Auditor Attestation Flag	false
Auditor Name	Forvis Mazars, LLP
Auditor Location	Charlotte, North Carolina
Auditor Firm Id	686
Local Phone Number	464-5620
Security 12g Title	Common Stock, no par value
Entity Interactive Data Current	Yes